Interest bearing debt, Derivatives - Interest rate swaps (Details) $ in Thousands	9 Months Ended
Sep. 30, 2020 USD ($) Swap
Derivatives - interest rate swaps [Abstract]
Interest rate	2.95%
Notional amount	$ 362,834
Fair value	$ (26,076)
Swap Pays 2.987% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.987%
Expiries	Apr. 20, 2023
Notional amount	$ 42,600
Fair value	$ (2,816)
Swap Pays 3.012%, [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	3.012%
Expiries	Apr. 20, 2023
Notional amount	$ 42,600
Fair value	$ (2,842)
Swap Pays 3.019% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	3.019%
Expiries	Sep. 29, 2023
Notional amount	$ 31,385
Fair value	$ (2,343)
Swap Pays 3.019% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	3.019%
Expiries	Sep. 29, 2023
Notional amount	$ 30,471
Fair value	$ (2,266)
Swap Pays 2.8665% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.8665%
Expiries	Sep. 29, 2023
Notional amount	$ 46,903
Fair value	$ (3,452)
Swap Pays 2.8785% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.8785%
Expiries	Jun. 30, 2023
Notional amount	$ 41,315
Fair value	$ (2,804)
Swap Pays 2.885% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.885%
Expiries	Sep. 29, 2023
Notional amount	$ 46,260
Fair value	$ (3,433)
Swap Pays 2.897% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.897%
Expiries	Sep. 30, 2023
Notional amount	$ 41,493
Fair value	$ (3,066)
Swap Pays 3.020% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	3.02%
Expiries	Sep. 29, 2023
Notional amount	$ 39,808
Fair value	$ (3,055)
Second Quarter 2023 to Third Quarter 2023 [Member]
Derivatives - interest rate swaps [Abstract]
Number of interest rate swaps | Swap	9
Notional amount	$ 362,800